Earnings per Share from Continuing Operations	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Earnings per Share from Continuing Operations
4. Earnings per Share from Continuing Operations
The Company has unvested share-based payment awards with a right to receive non-forfeitable
dividends, which are considered participating securities. The Company allocates earnings to participating securities and computed earnings per share using the two-class
method as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2022	October 1, 2021	September 30, 2022	October 1, 2021
	(In thousands, except share and per share data)

Computation of earnings per share from continuing operations—basic:
Income from continuing operations attributable to ESAB Corporation (1)	$53,331	$60,614	$167,938	$195,679
Less: distributed and undistributed earnings allocated to nonvested shares	(407)	—	(1,152)	—

Income from continuing operations attributable to common stockholders	$52,924	$60,614	$166,786	$195,679

Weighted-average shares of Common stock outstanding—basic	60,063,553	60,034,311	60,045,306	60,034,311
Income per share from continuing operations—basic	$0.88	$1.01	$2.78	$3.26

	Three Months Ended		Nine Months Ended
	September 30, 2022	October 1, 2021	September 30, 2022	October 1, 2021
	(In thousands, except share and per share data)
Computation of earnings per share from continuing operations—diluted:
Income from continuing operations attributable to common stockholders	$52,924	$60,614	$166,786	$195,679

Weighted-average shares of Common stock outstanding—diluted	60,063,553	60,034,311	60,045,306	60,034,311
Net effect of potentially dilutive securities	99,668	—	80,548	—

Weighted-average shares of Common stock outstanding—dilution	60,163,221	60,034,311	60,127,684	60,034,311

Net income per share from continuing operations—diluted	$0.88	$1.01	$2.77	$3.26

(1)
Net income from continuing operations attributable to ESAB Corporation for the respective periods is calculated using Net income from continuing operations, less Income attributable to noncontrolling interest, net of taxes, of $1.0 million and $2.7 million for the three and nine months ended Sept em
ber 30, 2022, respectively, and $0.8 million and $2.4 million for the three and nine months ended October 1, 2021, respectively.